May 01, 2025
Conservative Allocation Fund
CONSERVATIVE ALLOCATION FUND
Investment Objective
The Conservative Allocation Fund seeks income, capital appreciation and relative stability of value.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees - Conservative Allocation Fund	Conservative Allocation Fund - Class I	Conservative Allocation Fund - Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Conservative Allocation Fund		Conservative Allocation Fund - Class I	Conservative Allocation Fund - Class II
Management Fees		0.30%	0.30%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%
Other Expenses		0.02%	0.02%
Acquired Fund Fees and Expenses	[1]	0.29%	0.29%
Total Annual Fund Operating Expenses	[2]	0.61%	0.86%
[1]	Fees and expenses incurred indirectly by the Fund as a result of investing in the shares of one or more underlying funds.
[2]	Total annual fund operating expenses for the year ended December 31, 2024 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Conservative Allocation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Conservative Allocation Fund - Class I	62	195	340	762
Conservative Allocation Fund - Class II	88	274	477	1,061

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in shares of other registered investment companies, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”) (the “underlying funds”). The Fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the Fund’s investment adviser. Under normal circumstances, the Fund’s total net assets will be allocated among various asset classes and underlying funds, with target allocations over time of approximately 35% equity investments (including foreign equity), and 65% fixed income investments. Underlying funds in which the Fund invests may include funds advised by Madison and/or its affiliates, including the Madison Funds and Madison ETFs Trust (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, as of December 31, 2024, the Fund's portfolio allocation as a percentage of net assets was:

- Bond Funds:	66.4%
- Foreign Stock Funds:	6.7%
- Short-Term Investments:	4.5%
- Stock Funds:	24.7%
- Net Other Assets and Liabilities:	(2.3)%

With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities. As of December 31, 2024, the weighted average duration of the Fund’s debt portfolio was 5.70 years.

Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the Fund, including:

●	Macroeconomic analysis. This approach analyzes high frequency economic and market data across the global markets in an effort to identify attractive investment opportunities in countries, regions and/or asset classes.

●	Fundamental analysis. This approach reviews fundamental asset class valuation data to determine the absolute and relative attractiveness of existing and potential investment opportunities.

●	Correlation analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the Fund’s aim to achieve a favorable overall risk and return profile.

●	Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the Fund under different economic and market conditions.

In addition, Madison has a flexible mandate which permits the Fund, at the sole discretion of the manager, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compared to a broad market index, as well as a custom index that reflects the Fund’s asset allocation targets. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Madison waived 0.10% of the 0.30% annualized management fee for the period July 1, 2014 through April 30, 2022. If the management fee had not been waived, returns would have been lower.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2020	7.53%
Worst Calendar Quarter:	2Q 2022	-7.53%

Average Annual Total Returns For Periods Ended December 31, 2024
Average Annual Total Returns - Conservative Allocation Fund		1 Year	5 Years	10 Years
Conservative Allocation Fund - Class I		4.99%	2.29%	3.59%
Conservative Allocation Fund - Class II		4.74%	2.04%	3.33%
ICE BofA U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes)		1.35%	(0.39%)	1.34%
Conservative Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)	[1]	6.95%	3.76%	4.61%
[1]	The Conservative Allocation Fund Custom Index consists of 65% Bloomberg U.S. Aggregate Bond Index, 24.5% Russell 3000® Index, and 10.5% MSCI ACWI ex-USA Index (net).

Conservative Allocation Fund | Risk Lose Money [Member]
You could lose money as a result of investing in the Fund.
Conservative Allocation Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Conservative Allocation Fund | Underlying Funds Risk [Member]

Underlying Funds Risk. The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Conservative Allocation Fund | Asset Allocation Risk [Member]

Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

Conservative Allocation Fund | Interest Rate Risk [Member]

Interest Rate Risk. The Fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Conservative Allocation Fund | Credit and Prepayment/Extension Risk [Member]

Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Conservative Allocation Fund | Non-Investment Grade Security Risk [Member]

Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Conservative Allocation Fund | Equity Risk [Member]

Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Conservative Allocation Fund | ETF Risks [Member]

ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Conservative Allocation Fund | Foreign Security Risk [Member]

Foreign Security Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Conservative Allocation Fund | Market Risk [Member]

Market Risk. While the majority of the Fund’s assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the Fund invests in underlying funds that invest in equities, the Fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Moderate Allocation Fund
MODERATE ALLOCATION FUND
Investment Objective
The Moderate Allocation Fund seeks capital appreciation, income and moderate market risk.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees - Moderate Allocation Fund	Moderate Allocation Fund - Class I	Moderate Allocation Fund - Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Moderate Allocation Fund		Moderate Allocation Fund - Class I	Moderate Allocation Fund - Class II
Management Fees		0.30%	0.30%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%
Other Expenses		0.02%	0.02%
Acquired Fund Fees and Expenses	[1]	0.33%	0.33%
Total Annual Fund Operating Expenses	[2]	0.65%	0.90%
[1]	Fees and expenses incurred indirectly by the Fund as a result of investing in the shares of one or more underlying funds.
[2]	Total annual fund operating expenses for the year ended December 31, 2024 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Moderate Allocation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Moderate Allocation Fund - Class I	66	208	362	810
Moderate Allocation Fund - Class II	92	287	498	1,108

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in shares of other registered investment companies, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”) (the “underlying funds”). The Fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the Fund’s investment adviser. Under normal circumstances, the Fund’s total net assets will be allocated among various asset classes and underlying funds, with target allocations over time of approximately 60% equity investments (including foreign equity) and 40% fixed income investments. Underlying funds in which the Fund invests may include funds advised by Madison and/or its affiliates, including the Madison Funds and Madison ETFs Trust (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, as of December 31, 2024, the Fund's portfolio allocation as a percentage of net assets was:

- Bond Funds:	41.7%
- Foreign Stock Funds:	11.5%
- Short-Term Investments:	6.3%
- Stocks Funds:	41.7%
- Net Other Assets and Liabilities:	(1.2)%

With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities. As of December 31, 2024, the weighted average duration of the Fund’s debt portfolio was 5.47 years.

Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the Fund, including:

●	Macroeconomic analysis. This approach analyzes high frequency economic and market data across the global markets in an effort to identify attractive investment opportunities in countries, regions and/or asset classes.

●	Fundamental analysis. This approach reviews fundamental asset class valuation data to determine the absolute and relative attractiveness of existing and potential investment opportunities.

●	Correlation analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the Fund’s aim to achieve a favorable overall risk and return profile.

●	Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the Fund under different economic and market conditions.

In addition, Madison has a flexible mandate which permits the Fund, at the sole discretion of the manager, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy.  Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compared to a broad market index, as well as a custom index that reflects the Fund’s asset allocation targets. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Madison waived 0.10% of the 0.30% annualized management fee for the period July 1, 2014 through April 30, 2022. If the management fee had not been waived, returns would have been lower.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2020	10.00%
Worst Calendar Quarter:	2Q 2022	-9.85%

Average Annual Total Returns For Periods Ended December 31, 2024
Average Annual Total Returns - Moderate Allocation Fund		1 Year	5 Years	10 Years
Moderate Allocation Fund - Class I		7.34%	3.98%	5.17%
Moderate Allocation Fund - Class II		7.07%	3.72%	4.90%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)		25.02%	14.53%	13.10%
Moderate Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)	[1]	11.16%	6.59%	6.85%
[1]	The Moderate Allocation Fund Custom Index consists of 42% Russell 3000® Index, 40% Bloomberg U.S. Aggregate Bond Index and 18% MSCI ACWI ex-USA Index (net).

Moderate Allocation Fund | Risk Lose Money [Member]
You could lose money as a result of investing in the Fund.
Moderate Allocation Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Moderate Allocation Fund | Underlying Funds Risk [Member]

Underlying Funds Risk. The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Moderate Allocation Fund | Asset Allocation Risk [Member]

Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

Moderate Allocation Fund | Interest Rate Risk [Member]

Interest Rate Risk. The Fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Moderate Allocation Fund | Credit and Prepayment/Extension Risk [Member]

Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Moderate Allocation Fund | Non-Investment Grade Security Risk [Member]

Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Moderate Allocation Fund | Equity Risk [Member]

Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Moderate Allocation Fund | ETF Risks [Member]

ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Moderate Allocation Fund | Foreign Security Risk [Member]

Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Moderate Allocation Fund | Market Risk [Member]

Market Risk. The Fund, through the underlying funds, is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the general market.

Aggressive Allocation Fund
AGGRESSIVE ALLOCATION FUND
Investment Objective
The Aggressive Allocation Fund seeks capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees - Aggressive Allocation Fund	Aggressive Allocation Fund - Class I	Aggressive Allocation Fund - Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aggressive Allocation Fund		Aggressive Allocation Fund - Class I	Aggressive Allocation Fund - Class II
Management Fees		0.30%	0.30%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%
Other Expenses		0.03%	0.03%
Acquired Fund Fees and Expenses	[1]	0.33%	0.33%
Total Annual Fund Operating Expenses	[2]	0.66%	0.91%
[1]	Fees and expenses incurred indirectly by the Fund as a result of investing in the shares of one or more underlying funds.
[2]	Total annual fund operating expenses for the year ended December 31, 2024 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Aggressive Allocation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Aggressive Allocation Fund - Class I	67	211	368	822
Aggressive Allocation Fund - Class II	93	290	504	1,120

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in shares of other registered investment companies, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”) (the “underlying funds”). The Fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the Fund’s investment adviser. Under normal circumstances, the Fund’s total net assets will be allocated among various asset classes and underlying funds, with target allocations over time of approximately 80% equity investments (including foreign equity) and 20% fixed income investments. Underlying funds in which the Fund invests may include funds advised by Madison and/or its affiliates, including the Madison Funds and Madison ETFs Trust (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, as of December 31, 2024, the Fund’s portfolio allocation as a percentage of net assets was:

- Bond Funds:	22.9%
- Foreign Stock Funds:	15.8%
- Short-Term Investments:	14.7%
- Stocks Funds:	56.6%
- Net Other Assets and Liabilities:	(10.0)%

With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities. As of December 31, 2024, the weighted average duration of the Fund’s debt portfolio was 4.95 years.

Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the Fund, including:

●	Macroeconomic analysis. This approach analyzes high frequency economic and market data across the global markets in an effort to identify attractive investment opportunities in countries, regions and/or asset classes.

●	Fundamental analysis. This approach reviews fundamental asset class valuation data to determine the absolute and relative attractiveness of existing and potential investment opportunities.

●	Correlation analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the Fund’s aim to achieve a favorable overall risk and return profile.

●	Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the Fund under different economic and market conditions.

In addition, Madison has a flexible mandate which permits the Fund, at the sole discretion of the manager, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compared to a broad market index, as well as a custom index that reflects the Fund’s asset allocation targets. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Madison waived 0.10% of the 0.30% annualized management fee for the period July 1, 2014 through April 30, 2022. If the management fee had not been waived, returns would have been lower.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2020	12.22%
Worst Calendar Quarter:	1Q 2020	-13.45%

Average Annual Total Returns For Periods Ended December 31, 2024
Average Annual Total Returns - Aggressive Allocation Fund		1 Year	5 Years	10 Years
Aggressive Allocation Fund - Class I		9.08%	5.05%	6.24%
Aggressive Allocation Fund - Class II		8.81%	4.78%	5.98%
S&P 500® Index Two (reflects no deduction for sales charges, account fees, expenses or taxes)		25.02%	14.53%	13.10%
Aggressive Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)	[1]	14.61%	8.79%	8.58%
[1]	The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000® Index, 24% MSCI ACWI ex-USA Index and 20% Bloomberg U.S. Aggregate Bond Index (net).

Aggressive Allocation Fund | Risk Lose Money [Member]
You could lose money as a result of investing in the Fund.
Aggressive Allocation Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Aggressive Allocation Fund | Underlying Funds Risk [Member]

Underlying Funds Risk. The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Aggressive Allocation Fund | Asset Allocation Risk [Member]

Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

Aggressive Allocation Fund | Interest Rate Risk [Member]

Interest Rate Risk. To the extent that the Fund invests in underlying funds that invest in debt securities, the Fund will be subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Aggressive Allocation Fund | Credit and Prepayment/Extension Risk [Member]

Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Aggressive Allocation Fund | Non-Investment Grade Security Risk [Member]

Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Aggressive Allocation Fund | Equity Risk [Member]

Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Aggressive Allocation Fund | ETF Risks [Member]

ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Aggressive Allocation Fund | Foreign Security Risk [Member]

Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Aggressive Allocation Fund | Market Risk [Member]

Market Risk. The Fund, through the underlying funds, is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the general market.

Diversified Income Fund
DIVERSIFIED INCOME FUND
Investment Objective
The Diversified Income Fund seeks a high total return through the combination of income and capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees - Diversified Income Fund	Diversified Income Fund - Class I	Diversified Income Fund - Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diversified Income Fund		Diversified Income Fund - Class I	Diversified Income Fund - Class II
Management Fees		0.25%	0.25%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%
Other Expenses		0.02%	0.02%
Acquired Fund Fees and Expenses	[1]	0.48%	0.48%
Total Annual Fund Operating Expenses	[2]	0.75%	1.00%
[1]	Fees and expenses expected to be incurred indirectly by the Fund in the current fiscal year as a result of investing in shares of one or more underlying funds.
[2]	Total annual fund operating expenses for the year ended December 31, 2024 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Diversified Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Diversified Income Fund - Class I	77	240	417	930
Diversified Income Fund - Class II	102	318	552	1,225

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in shares of other registered investment companies, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”) (the “underlying funds”). The Fund will be diversified among several asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management (“Madison”), the Fund’s investment adviser. Under normal circumstances, the Fund’s total net assets will be allocated among various asset classes and underlying funds, with target allocations over time of approximately 50% equity investments and 50% fixed income investments. Underlying funds in which the Fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds and ETFs (the “affiliated underlying funds”). Generally, Madison will not invest more than 80% of the Fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, as of December 31, 2024, the Fund's portfolio allocation as a percentage of net assets was:

- Bond Funds:	57.1%
- CMOs, MBS, and Commercial MBS securities	0.0%
- Short-Term Investments:	6.6%
- Stock Funds/Common Stocks:	41.1%
- Net Other Assets and Liabilities:	(4.8)%

With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities. As of December 31, 2024, the weighted average duration of the Fund’s debt portfolio was 4.61 years.

Madison may employ multiple analytical approaches to determine the appropriate allocation among the underlying funds, including:

●	Macroeconomic analysis. This approach analyzes high frequency economic and market data across the global markets in an effort to identify attractive investment opportunities in countries, regions and/or asset classes.

●	Fundamental analysis. This approach reviews fundamental asset class valuation data to determine the absolute and relative attractiveness of existing and potential investment opportunities.

●	Correlation analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the Fund’s aim to achieve a favorable overall risk and return profile.

●	Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the Fund under different economic and market conditions.

In addition, Madison has a flexible mandate that permits the Fund, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compared to broad measures of market performance, as well as a custom index that reflects a hypothetical investment allocation of 50% bonds and 50% stocks. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Performance data presented below for all periods prior to July 31, 2023, represents the performance of the previous portfolio management team of Madison who used different principal investment strategies to achieve the Fund's investment objective. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	4Q 2022	10.18%
Worst Calendar Quarter:	1Q 2020	-13.56%

Average Annual Total Returns For Periods Ended December 31, 2024
Average Annual Total Returns - Diversified Income Fund		1 Year	5 Years	10 Years
Diversified Income Fund - Class I		5.24%	4.55%	6.25%
Diversified Income Fund - Class II		4.98%	4.29%	5.99%
S&P 500® Index Three (reflects no deduction for sales charges, account fees, expenses or taxes)		25.02%	14.53%	13.10%
ICE BofA U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes)		1.35%	(0.39%)	1.34%
Custom Blended Index (reflects no deduction for sales charges, account fees, expenses or taxes)	[1]	12.70%	7.15%	7.35%
Diversified Income Custom Benchmark (reflects no deduction for sales charges, account fees, expenses or taxes)	[2]	8.69%	5.10%	5.62%
[1]	The Custom Blended Index consists of 50% S&P 500® Index and 50% ICE BofA U.S. Corporate, Government & Mortgage Index.
[2]	The Diversified Income Custom Benchmark consists of 50% Bloomberg US Intermediate Aggregate Bond Index; 30% Dow Jones US Dividend 100 Index; 20% CBOE S&P 500 BuyWrite Index. The Custom Blended Index is replaced by the Diversified Income Custom Benchmark to more closely align with the investment objectives of the Fund.

Diversified Income Fund | Risk Lose Money [Member]
You could lose money as a result of investing in the Fund.
Diversified Income Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Diversified Income Fund | Underlying Funds Risk [Member]

Underlying Funds Risk. The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Diversified Income Fund | Asset Allocation Risk [Member]

Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

Diversified Income Fund | Interest Rate Risk [Member]

Interest Rate Risk. The Fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Diversified Income Fund | Non-Investment Grade Security Risk [Member]

Non-Investment Grade Security Risk. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and, compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. Because the Fund may invest a significant portion of its assets in these securities, the Fund may be subject to greater levels of credit and liquidity risk than a Fund that does not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment. Because of the risks involved in investing in non-investment grade securities, an investment in a Fund that invests in such securities should be considered speculative.

Diversified Income Fund | Equity Risk [Member]

Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Diversified Income Fund | ETF Risks [Member]

ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transactions costs and because of the temporary unavailability of certain component securities of the index.

Diversified Income Fund | Market Risk [Member]

Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Diversified Income Fund | Credit Risk [Member]
Credit Risk. The Fund is subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.
Diversified Income Fund | Real Estate Investment Trusts ("REITs") Risk [Member]

Real Estate Investment Trusts ("REITs") Risk. REITs pool investors’ funds for investment primarily in real estate properties or real estate-related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include, but are not limited, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the price volatility of REITs), may have less trading volume and liquidity, and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended. REITs are subject to the risk of failing to qualify for favorable tax treatment under the Code.

Diversified Income Fund | Foreign Security And Emerging Market Risk [Member]

Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Diversified Income Fund | Depository Receipt Risk [Member]

Depository Receipt Risk. Depository receipts, such as ADRs, and global depository receipts ("GDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depository receipts involve many of the same risks as direct investments in foreign securities. These risks include, but are not limited to: fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.

Core Bond Fund
CORE BOND FUND
Investment Objective
The Core Bond Fund seeks to generate a high level of current income, consistent with the prudent limitation of investment risk.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees - Core Bond Fund	Core Bond Fund - Class I	Core Bond Fund - Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Core Bond Fund	Core Bond Fund - Class I	Core Bond Fund - Class II
Management Fees	0.55%	0.55%
Distribution and/or Service (Rule 12b-1) Fees	none	0.25%
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.57%	0.82%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Core Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Core Bond Fund - Class I	58	183	318	714
Core Bond Fund - Class II	84	262	455	1,014

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds. To keep current income relatively stable and to limit share price volatility, the Fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration (for this purpose, the benchmark used is the Bloomberg U.S. Aggregate Bond Index, the duration of which as of December 31, 2024 was 5.93 years). Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula: [change in debt security value = (change in interest rates) x (duration) x (-1)]. By way of example, assume XYZ company issues a five year bond which has a duration of 4.5 years. If interest rates were to instantly increase by 1%, the bond would be expected to decrease in value by approximately 4.5%.

The Fund is managed so that, under normal market conditions, the weighted average life of the Fund will be 10 years or less. The weighted average life of the Fund as of December 31, 2024 was 7.99 years. The Fund strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning. The Fund generally holds 100-500 individual securities in its portfolio at any given time and may invest in the following instruments:

●	Corporate debt securities: securities issued by domestic and foreign corporations which have a rating within the four highest categories and, to a limited extent (up to 20% of its assets), in securities not rated within the four highest categories (i.e., “junk bonds”). The Fund’s investment adviser, Madison Asset Management, LLC (“Madison”), will only invest in lower-grade securities when it believes that the creditworthiness of the issuer is stable or improving, and when the potential return of investing in such securities justifies the higher level of risk;

●	U.S. Government debt securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

●	Foreign government debt securities: securities issued or guaranteed by a foreign (including emerging market) government or its agencies or instrumentalities, payable in U.S. dollars, which have a rating within the four highest categories;

●	Non-rated debt securities: securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by Madison to have an investment quality equivalent to those categories in which the Fund is permitted to invest (including up to 20% of the Fund’s assets in junk bonds); and

●	Asset-backed, mortgage-backed and commercial mortgage-backed securities: securities issued or guaranteed by special purpose corporations and financial institutions that represent direct or indirect participation in, or are collateralized by, an underlying pool of assets. The types of assets that can be “securitized” include, among others, residential or commercial mortgages, credit card receivables, automobile loans, and other assets.

Madison may alter the composition of the Fund with regard to quality and maturity and may sell securities prior to maturity. Under normal market conditions, however, turnover for the Fund is generally not expected to exceed 100%. Sales of Fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading. Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond. Turnover may also occur when Madison finds an investment that could generate a higher return than the investment currently held. However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance. The Fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price. As a result, as portfolio turnover increases, the cumulative effect of this may hurt Fund performance. Under normal market conditions, the Fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the Fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the Fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders.

Madison reserves the right to invest a portion of the Fund’s assets in short-term debt securities (i.e., those with maturities of one year or less) and to maintain a portion of Fund assets in uninvested cash. However, Madison does not intend to hold more than 35% of the Fund’s assets in such investments, unless Madison determines that market conditions warrant a temporary defensive investment position. Under such circumstances, up to 100% of the Fund may be so invested. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished. Short-term investments may include investment grade certificates of deposit, commercial paper and repurchase agreements. Madison might hold substantial cash reserves in seeking to reduce the Fund’s exposure to bond price depreciation during a period of rising interest rates and to maintain desired liquidity while awaiting more attractive investment conditions in the bond market.

The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compared to a broad measure of market performance. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	4Q 2023	7.27%
Worst Calendar Quarter:	1Q 2022	-5.99%

Average Annual Total Returns For Periods Ended December 31, 2024
Average Annual Total Returns - Core Bond Fund	1 Year	5 Years	10 Years
Core Bond Fund - Class I	1.52%	0.07%	1.34%
Core Bond Fund - Class II	1.27%	(0.18%)	1.09%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)	1.25%	(0.33%)	1.35%

Core Bond Fund | Risk Lose Money [Member]
You could lose money as a result of investing in the Fund.
Core Bond Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Core Bond Fund | Interest Rate Risk [Member]

Interest Rate Risk. As with most income funds, the Fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. When interest rates rise, bond prices fall; generally, the longer the bond’s maturity, the more sensitive it is to this risk.

Core Bond Fund | Non-Investment Grade Security Risk [Member]

Non-Investment Grade Security Risk. To the extent that the Fund invests in non-investment grade securities, the Fund is also subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Core Bond Fund | Foreign Security Risk [Member]

Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Core Bond Fund | Call Risk [Member]

Call Risk. If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Core Bond Fund | Risk of Default [Member]

Risk of Default. Although Madison monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.

Core Bond Fund | Mortgage-Backed Securities Risk [Member]

Mortgage-Backed Securities Risk. The Fund may own obligations backed by mortgages issued by a government agency or through a government-sponsored program. If the mortgage holders prepay principal during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

Core Bond Fund | Liquidity Risk [Member]

Liquidity Risk. The Fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the Fund invests, and that may make it difficult for the Fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the Fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the Fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the Fund may be forced to sell those securities at a discount, which could result in significant Fund and shareholder losses.

Core Bond Fund | Credit Risk and Prepayment/Extension Risk [Member]

Credit Risk and Prepayment/Extension Risk. The Fund is subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a fall/rise in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the Fund’s return.

Large Cap Value Fund
LARGE CAP VALUE FUND
Investment Objective
The Large Cap Value Fund seeks long-term capital growth, with income as a secondary consideration.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees - Large Cap Value Fund	Large Cap Value Fund - Class I	Large Cap Value Fund - Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Large Cap Value Fund	Large Cap Value Fund - Class I	Large Cap Value Fund - Class II
Management Fees	0.60%	0.60%
Distribution and/or Service (Rule 12b-1) Fees	none	0.25%
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.63%	0.88%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Large Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Large Cap Value Fund - Class I	64	202	351	786
Large Cap Value Fund - Class II	90	281	488	1,084

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Fund will, under normal market conditions, maintain at least 80% of its net assets (including borrowings for investment purposes) in large cap stocks (generally, stocks with a market capitalization of the companies represented in the Russell 1000® Value Index -- as of the most recent reconstitution date, the low end of the range of market capitalizations included in this index was $1.30 billion). The Fund follows what is known as a “value” approach, which generally means that the Fund's investment adviser, Madison Asset Management, LLC ("Madison"), seeks to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the Fund attempts to limit the downside risk over time but may also produce smaller gains than other stock Funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors.

The Fund will diversify its holdings among various industries and among companies within those industries. The Fund may invest up to 25% of its assets in foreign securities, including American Depositary Receipts (“ADRs”) and emerging market securities, and may invest in exchange traded funds ("ETFs") that are registered investment companies. The Fund generally holds 25-60 individual securities in its portfolio at any given time. This reflects Madison's belief that your money should be invested in Madison’s top investment ideas, and that focusing on Madison's best investment ideas is the best way to achieve the Fund’s investment objectives.

The Fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic values.

The Fund’s investment strategy reflects Madison's general “Participate and Protect®” investment philosophy.  Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compared to a broad measure of market performance as well as a more narrowly tailored index. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	4Q 2022	14.14%
Worst Calendar Quarter:	1Q 2020	-26.71%

Average Annual Total Returns For Periods Ended December 31, 2024
Average Annual Total Returns - Large Cap Value Fund	1 Year	5 Years	10 Years
Large Cap Value Fund - Class I	8.02%	4.36%	5.62%
Large Cap Value Fund - Class II	7.75%	4.10%	5.36%
S&P 500® Index Four (reflects no deductions for sales charges, account fees, expenses or taxes)	25.02%	14.53%	13.10%
Russell 1000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes)	14.37%	8.68%	8.49%

Large Cap Value Fund | Risk Lose Money [Member]
You could lose money as a result of investing in the Fund.
Large Cap Value Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Large Cap Value Fund | Equity Risk [Member]

Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Large Cap Value Fund | ETF Risks [Member]

ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Large Cap Value Fund | Market Risk [Member]

Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Large Cap Value Fund | Foreign Security And Emerging Market Risk [Member]

Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs (defined below) and emerging market securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Large Cap Value Fund | Depository Receipt Risk [Member]

Depository Receipt Risk. Depository receipts, such as ADRs, and global depository receipts ("GDRs") and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depository receipts involve many of the same risks as direct investments in foreign securities. These risks include, but are not limited to: fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.

Large Cap Value Fund | Large Cap Risk [Member]

Large Cap Risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the Fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Large Cap Value Fund | Value Investing Risk [Member]

Value Investing Risk. The Fund primarily invests in “value” oriented stocks which may help limit the risk of negative portfolio returns. However, these “value” stocks are subject to the risk that their perceived intrinsic values may never be realized by the market, and to the risk that, although the stock is believed to be undervalued, it is actually appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.

Large Cap Growth Fund
LARGE CAP GROWTH FUND
Investment Objective
The Large Cap Growth Fund seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees - Large Cap Growth Fund	Large Cap Growth Fund - Class I	Large Cap Growth Fund - Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Large Cap Growth Fund	Large Cap Growth Fund - Class I	Large Cap Growth Fund - Class II
Management Fees	0.80%	0.80%
Distribution and/or Service (Rule 12b-1) Fees	none	0.25%
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.83%	1.08%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Large Cap Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Large Cap Growth Fund - Class I	85	265	460	1,025
Large Cap Growth Fund - Class II	110	343	595	1,317

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets (including borrowings for investment purposes) in such large cap stocks. For this purpose, the term “large cap stock” refers to stocks with a market capitalization of the companies in the Russell 1000® Growth Index (as of the most recent reconstitution date, the low end of the range of market capitalizations included in this index was $3.7 billion). For purposes of the 80% large cap stock allocation discussed above, the stocks selected for the Fund will represent primarily well-established companies that have a demonstrated pattern of consistent growth and, to a lesser extent, less established companies that may offer more rapid growth potential. The Fund may also invest up to 35% of its assets in foreign securities (including American Depositary Receipts (“ADRs”) and emerging market securities). To the extent invested in common stocks, the Fund generally invests in 25-40 companies at any given time. This reflects the belief of the Fund’s investment adviser, Madison Asset Management, LLC (“Madison”), that your money should be invested in Madison’s top investment ideas, and that focusing on Madison’s best investment ideas is the best way to achieve the Fund’s investment objectives.

Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team, and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for sustainable competitive advantages, metrics that demonstrate relatively high levels of profitability, stable and growing earnings, and a solid balance sheet. When assessing management, Madison evaluates its operational and capital allocation track records and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows modeling and additional valuation methodologies. Often, Madison finds companies that clear the business model and management team hurdles, but not the valuation hurdle. Those companies are monitored for inclusion at a later date when the price may be more appropriate. Madison seeks to avoid the downside risks associated with overpriced securities.

Madison may sell stocks for a number of reasons, including: (i) the price target Madison has set for stock has been achieved or exceeded, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative.

The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compared to a broad measure of market performance as well as a more narrowly tailored index. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2020	17.73%
Worst Calendar Quarter:	1Q 2020	-21.34%

Average Annual Total Returns For Periods Ended December 31, 2024
Average Annual Total Returns - Large Cap Growth Fund	1 Year	5 Years	10 Years
Large Cap Growth Fund - Class I	16.41%	12.27%	12.03%
Large Cap Growth Fund - Class II	16.12%	11.99%	11.75%
S&P 500® Index Five (reflects no deductions for sales charges, account fees, expenses or taxes)	25.02%	14.53%	13.10%
Russell 1000® Growth Index (reflects no deduction for sales charges, account fees, expenses or taxes)	33.36%	18.96%	16.78%

Large Cap Growth Fund | Risk Lose Money [Member]
You could lose money as a result of investing in the Fund.
Large Cap Growth Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Large Cap Growth Fund | Equity Risk [Member]

Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Large Cap Growth Fund | Market Risk [Member]

Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Large Cap Growth Fund | Foreign Security And Emerging Market Risk [Member]

Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Large Cap Growth Fund | Depository Receipt Risk [Member]

Depository Receipt Risk. Depository receipts, such as ADRs, and global depository receipts ("GDRs"), and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depository receipts involve many of the same risks as direct investments in foreign securities. These risks include, but are not limited to: fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.

Large Cap Growth Fund | Large Cap Risk [Member]

Large Cap Risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the Fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Large Cap Growth Fund | Growth Investing Risk [Member]

Growth Investing Risk. Due to its focus on stocks that may appreciate in value and lack of emphasis on those that provide current income, this Fund will typically experience greater volatility over time than a large cap value security.

Large Cap Growth Fund | Financial Sector Risk [Member]

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. Companies in the financial sector may also be negatively impacted by disruptions in the banking industry. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financial sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund. As of December 31, 2024, 33.9% of the Fund’s assets were invested in the financial sector.

Mid Cap Fund
MID CAP FUND
Investment Objective
The Mid Cap Fund seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees - Mid Cap Fund	Mid Cap Fund - Class I	Mid Cap Fund - Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Mid Cap Fund	Mid Cap Fund - Class I	Mid Cap Fund - Class II
Management Fees	0.90%	0.90%
Distribution and/or Service (Rule 12b-1) Fees	none	0.25%
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.92%	1.17%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Mid Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Mid Cap Fund - Class I	94	293	509	1,131
Mid Cap Fund - Class II	119	372	644	1,420

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests generally in common stocks, securities convertible into common stocks and related equity securities of “midsize” companies (for this purpose, “midsize” is defined as those companies with market capitalizations of between $500 million and $70 billion). Under normal market conditions, the Fund will maintain at least 80% of its net assets (including borrowings for investment purposes) in such mid cap securities. The Fund may also invest up to 25% of its assets in foreign securities (including American Depositary Receipts ("ADRs") and emerging market securities). As a non-principal investment strategy, the Fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies, warrants, preferred stocks, and debt securities, including non-investment grade convertible debt securities. The Fund generally holds 25-40 individual securities in its portfolio at any given time. This reflects the belief of the Fund's investment adviser, Madison Asset Management, LLC (“Madison”), that your money should be invested in Madison’s top investment ideas, and that focusing on Madison's best investment ideas is the best way to achieve the Fund’s investment objective.

The Fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The Fund’s portfolio managers believe in selecting stocks for the Fund that show steady, sustainable growth and reasonable valuation.

Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team, and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for sustainable competitive advantages, metrics that demonstrate relatively high levels of profitability, stable and growing earnings, and a solid balance sheet. When assessing management, Madison evaluates its operational and capital allocation track records and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows modeling and additional valuation methodologies. Often, Madison finds companies that clear the business model and management team hurdles, but not the valuation hurdle. Those companies are monitored for inclusion at a later date when the price may be more appropriate. Madison seeks to avoid the downside risks associated with overpriced securities.

Madison may sell stocks for a number of reasons, including: (i) the price target Madison has set for the stock has been achieved or exceeded, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative.

The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compared to a broad measure of market performance as well as a more narrowly tailored index. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2020	16.43%
Worst Calendar Quarter:	1Q 2020	-23.89%

Average Annual Total Returns For Periods Ended December 31, 2024
Average Annual Total Returns - Mid Cap Fund	1 Year	5 Years	10 Years
Mid Cap Fund - Class I	10.84%	11.10%	11.44%
Mid Cap Fund - Class II	10.57%	10.82%	11.16%
S&P 500® Index Six (reflects no deductions for sales charges, account fees, expenses or taxes)	25.02%	14.53%	13.10%
Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	15.34%	9.92%	9.63%

Mid Cap Fund | Risk Lose Money [Member]
You could lose money as a result of investing in the Fund.
Mid Cap Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Mid Cap Fund | Equity Risk [Member]

Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Mid Cap Fund | Market Risk [Member]

Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Mid Cap Fund | Foreign Security And Emerging Market Risk [Member]

Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Mid Cap Fund | Depository Receipt Risk [Member]

Depository Receipt Risk. Depository receipts, such as ADRs, and global depository receipts ("GDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depository receipts involve many of the same risks as direct investments in foreign securities. These risks include, but are not limited to: fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.

Mid Cap Fund | Mid Cap Risk [Member]

Mid Cap Risk. The Fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies. Midsize companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some midsize companies may not have established financial histories; may have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

Mid Cap Fund | Growth And Value Risks [Member]

Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Madison Target Retirement 2020 Fund
MADISON TARGET RETIREMENT 2020 FUND
Investment Objective
The Madison Target Retirement 2020 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Target Retirement 2020 Fund Madison Target Retirement 2020 Fund - Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Target Retirement 2020 Fund Madison Target Retirement 2020 Fund - Class I
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.14%	[1]
Total Annual Fund Operating Expenses	0.44%	[2]
[1]	Fees and expenses incurred indirectly by the Fund as a result of investing in the shares of one or more underlying funds.
[2]	Total annual fund operating expenses for the year ended December 31, 2024 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Target Retirement 2020 Fund | Madison Target Retirement 2020 Fund - Class I | USD ($)	46	144	252	567

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in shares of other registered investment companies, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”) (the “underlying funds”), according to an asset allocation strategy developed by the Fund's investment adviser, Madison Asset Management, LLC (“Madison"), for investors planning to retire in or within a few years of 2020. Over time, the Fund’s asset allocation will become more conservative until it reaches approximately 10-30% in stock funds and 70-90% in bond funds as illustrated in the chart below.

The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Market conditions and the perceived value of securities will change as the investor moves across the glide path. Although the actual allocations may vary, as of December 31, 2024, the Fund's portfolio allocation as a percentage of net assets was:

-	Bond Funds:	78.3%
-	Foreign Stock Funds:	4.6%
-	Short-Term Investments:	3.1%
-	Stock Funds:	14.3%
-	Net Other Assets and Liabilities:	(0.3)%

On a periodic basis, Madison will evaluate and sometimes revise the Fund's asset allocation, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the Fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Principal Risks The specific risks of owning the Fund are set forth below. You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. The Fund’s share price and total return will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compare to a broad market index as well as a more narrowly tailored index. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2022	5.74%
Worst Calendar Quarter:	3Q 2022	-5.66%

Average Annual Total Returns For Periods Ended December 31, 2024
Average Annual Total Returns - Madison Target Retirement 2020 Fund	1 Year	5 Years	10 Years
Madison Target Retirement 2020 Fund - Class I	3.48%	0.69%	2.60%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for sales charges, account fees, expenses or taxes)	1.25%	(0.33%)	1.35%
S&P Target Date To 2020 Index (reflects no deductions for sales charges, account fees, expenses or taxes)	6.81%	4.14%	4.81%

Madison Target Retirement 2020 Fund | Risk Lose Money [Member]
You could lose money as a result of investing in the Fund.
Madison Target Retirement 2020 Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Madison Target Retirement 2020 Fund | Underlying Funds Risk [Member]

Underlying Funds Risk. The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Madison Target Retirement 2020 Fund | Asset Allocation Risk [Member]

Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform compared to other funds with a similar investment objective.

Madison Target Retirement 2020 Fund | Interest Rate Risk [Member]

Interest Rate Risk. The Fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Madison Target Retirement 2020 Fund | Credit and Prepayment/Extension Risk [Member]

Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Madison Target Retirement 2020 Fund | Non-Investment Grade Security Risk [Member]

Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Madison Target Retirement 2020 Fund | Equity Risk [Member]

Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Madison Target Retirement 2020 Fund | ETF Risks [Member]

ETF Risks. The main risks of investing in ETFs are the same as the risk of investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Madison Target Retirement 2020 Fund | Market Risk [Member]

Market Risk. While the majority of the Fund’s assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the Fund invests in underlying funds that invest in equities, the Fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Madison Target Retirement 2020 Fund | Foreign Security And Emerging Market Risk [Member]

Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities, including American Depositary Receipts ("ADRs") and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Madison Target Retirement 2020 Fund | Alternative Strategies Risk [Member]

Alternative Strategies Risk. The Fund, through the underlying funds, invests in equity and debt securities, along with derivatives, such as forwards, futures, options, or swaps. The underlying funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. These additional risks could cause an underlying fund, and thus the Fund, to experience losses to which it would otherwise not be subject. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Madison Target Retirement 2030 Fund
MADISON TARGET RETIREMENT 2030 FUND
Investment Objective
The Madison Target Retirement 2030 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Target Retirement 2030 Fund Madison Target Retirement 2030 Fund - Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Target Retirement 2030 Fund Madison Target Retirement 2030 Fund - Class I
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.17%	[1]
Total Annual Fund Operating Expenses	0.47%	[2]
[1]	Fees and expenses incurred indirectly by the Fund as a result of investing in the shares of one or more underlying funds.
[2]	Total annual fund operating expenses for the year ended December 31, 2024 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Target Retirement 2030 Fund | Madison Target Retirement 2030 Fund - Class I | USD ($)	49	154	269	604

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in shares of other registered investment companies, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”) (the “underlying funds”), according to an asset allocation strategy developed by the Fund's investment adviser, Madison Asset Management, LLC (“Madison"), for investors planning to retire in or within a few years of 2030. Over time, the Fund’s asset allocation will become more conservative until it reaches approximately 10-30% in stock funds and 70-90% in bond funds as illustrated in the chart below.

The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Market conditions and the perceived value of securities will change as the investor moves across the glide path. Although the actual allocations may vary, as of December 31, 2024, the Fund's portfolio allocation as a percentage of net assets was:

-	Bond Funds:	57.5%
-	Foreign Stock Funds:	10.0%
-	Short-Term Investments:	3.5%
-	Stock Funds:	29.0%
-	Net Other Assets and Liabilities:	0.0%

On a periodic basis, Madison will evaluate and sometimes revise the Fund's asset allocation, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the Fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Principal Risks The specific risks of owning the Fund are set forth below. You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. The Fund’s share price and total return will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compare to a broad market index as well as a more narrowly tailored index. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2020	10.16%
Worst Calendar Quarter:	2Q 2022	-8.00%

Average Annual Total Returns For Periods Ended December 31, 2024
Average Annual Total Returns - Madison Target Retirement 2030 Fund	1 Year	5 Years	10 Years
Madison Target Retirement 2030 Fund - Class I	5.47%	3.34%	4.78%
Russell 3000 Index Four (reflects no deductions for sales charges, account fees, expenses or taxes)	23.81%	13.86%	12.55%
S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	8.89%	6.08%	6.40%

Madison Target Retirement 2030 Fund | Risk Lose Money [Member]
You could lose money as a result of investing in the Fund.
Madison Target Retirement 2030 Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency,
Madison Target Retirement 2030 Fund | Underlying Funds Risk [Member]

Underlying Funds Risk. The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Madison Target Retirement 2030 Fund | Asset Allocation Risk [Member]

Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform compared to other funds with a similar investment objective.

Madison Target Retirement 2030 Fund | Interest Rate Risk [Member]

Interest Rate Risk. The Fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Madison Target Retirement 2030 Fund | Credit and Prepayment/Extension Risk [Member]

Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Madison Target Retirement 2030 Fund | Non-Investment Grade Security Risk [Member]

Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Madison Target Retirement 2030 Fund | Equity Risk [Member]

Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Madison Target Retirement 2030 Fund | ETF Risks [Member]

ETF Risks. The main risks of investing in ETFs are the same as the risk of investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Madison Target Retirement 2030 Fund | Market Risk [Member]

Market Risk. While the majority of the Fund’s assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the Fund invests in underlying funds that invest in equities, the Fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Madison Target Retirement 2030 Fund | Foreign Security And Emerging Market Risk [Member]

Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities, including American Depositary Receipts ("ADRs") and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Madison Target Retirement 2030 Fund | Alternative Strategies Risk [Member]

Alternative Strategies Risk. The Fund, through the underlying funds, invests in equity and debt securities, along with derivatives, such as forwards, futures, options, or swaps. The underlying funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. These additional risks could cause an underlying fund, and thus the Fund, to experience losses to which it would otherwise not be subject. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Madison Target Retirement 2040 Fund
MADISON TARGET RETIREMENT 2040 FUND
Investment Objective
The Madison Target Retirement 2040 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Target Retirement 2040 Fund Madison Target Retirement 2040 Fund - Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Target Retirement 2040 Fund Madison Target Retirement 2040 Fund - Class I
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.21%	[1]
Total Annual Fund Operating Expenses	0.51%	[2]
[1]	Fees and expenses incurred indirectly by the Fund as a result of investing in the shares of one or more underlying funds.
[2]	Total annual fund operating expenses for the year ended December 31, 2024 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Target Retirement 2040 Fund | Madison Target Retirement 2040 Fund - Class I | USD ($)	53	171	302	677

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in shares of other registered investment companies, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”) (the “underlying funds”), according to an asset allocation strategy developed by the Fund's investment adviser, Madison Asset Management, LLC (“Madison"), for investors planning to retire in or within a few years of 2040. Over time, the Fund’s asset allocation will become more conservative until it reaches approximately 10-30% in stock funds and 70-90% in bond funds as illustrated in the chart below.

The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Market conditions and the perceived value of securities will change as the investor moves across the glide path. Although the actual allocations may vary, as of December 31, 2024, the Fund's portfolio allocation as a percentage of net assets was:

-	Bond Funds:	38.9%
-	Foreign Stock Funds:	14.6%
-	Short-Term Investments:	3.5%
-	Stock Funds:	43.0%
-	Net Other Assets and Liabilities:	0.0%

On a periodic basis, Madison will evaluate and sometimes revise the Fund's asset allocation, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the Fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Principal Risks The specific risks of owning the Fund are set forth below. You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. The Fund’s share price and total return will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compare to a broad market index as well as a more narrowly tailored index. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2020	11.70%
Worst Calendar Quarter:	2Q 2022	-9.44%

Average Annual Total Returns For Periods Ended December 31, 2024
Average Annual Total Returns - Madison Target Retirement 2040 Fund	1 Year	5 Years	10 Years
Madison Target Retirement 2040 Fund - Class I	7.78%	4.55%	5.72%
Russell 3000 Index Five (reflects no deductions for sales charges, account fees, expenses or taxes)	23.81%	13.86%	12.55%
S&P Target Date To 2040 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	11.75%	7.80%	7.74%

Madison Target Retirement 2040 Fund | Risk Lose Money [Member]
You could lose money as a result of investing in the Fund.
Madison Target Retirement 2040 Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Madison Target Retirement 2040 Fund | Underlying Funds Risk [Member]

Underlying Funds Risk. The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Madison Target Retirement 2040 Fund | Asset Allocation Risk [Member]

Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform compared to other funds with a similar investment objective.

Madison Target Retirement 2040 Fund | Interest Rate Risk [Member]

Interest Rate Risk. The Fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Madison Target Retirement 2040 Fund | Credit and Prepayment/Extension Risk [Member]

Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Madison Target Retirement 2040 Fund | Non-Investment Grade Security Risk [Member]

Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Madison Target Retirement 2040 Fund | Equity Risk [Member]

Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Madison Target Retirement 2040 Fund | ETF Risks [Member]

ETF Risks. The main risks of investing in ETFs are the same as the risk of investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Madison Target Retirement 2040 Fund | Market Risk [Member]

Market Risk. While the majority of the Fund’s assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the Fund invests in underlying funds that invest in equities, the Fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Madison Target Retirement 2040 Fund | Foreign Security And Emerging Market Risk [Member]

Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities, including American Depositary Receipts ("ADRs") and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Madison Target Retirement 2040 Fund | Alternative Strategies Risk [Member]

Alternative Strategies Risk. The Fund, through the underlying funds, invests in equity and debt securities, along with derivatives, such as forwards, futures, options, or swaps. The underlying funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. These additional risks could cause an underlying fund, and thus the Fund, to experience losses to which it would otherwise not be subject. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Madison Target Retirement 2050 Fund
MADISON TARGET RETIREMENT 2050 FUND
Investment Objective
The Madison Target Retirement 2050 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Target Retirement 2050 Fund Madison Target Retirement 2050 Fund - Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Target Retirement 2050 Fund Madison Target Retirement 2050 Fund - Class I
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.23%	[1]
Total Annual Fund Operating Expenses	0.53%	[2]
[1]	Fees and expenses incurred indirectly by the Fund as a result of investing in the shares of one or more underlying funds.
[2]	Total annual Fund operating expenses for the year ended December 31, 2024 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Target Retirement 2050 Fund | Madison Target Retirement 2050 Fund - Class I | USD ($)	55	173	302	677

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in shares of other registered investment companies, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”) (the “underlying funds”), according to an asset allocation strategy developed by the Fund's investment adviser, Madison Asset Management, LLC (“Madison"), for investors planning to retire in or within a few years of 2050. Over time, the Fund’s asset allocation will become more conservative until it reaches approximately 10-30% in stock funds and 70-90% in bond funds as illustrated in the chart below.

The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Market conditions and the perceived value of securities will change as the investor moves across the glide path. Although the actual allocations may vary, as of December 31, 2024, the Fund's portfolio allocation as a percentage of net assets was:

-	Bond Funds:	28.4%
-	Foreign Stock Funds:	16.9%
-	Short-Term Investments:	4.3%
-	Stock Funds:	50.2%
-	Net Other Assets and Liabilities:	0.2%

On a periodic basis, Madison will evaluate and sometimes revise the Fund's asset allocation, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the Fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Principal Risks The specific risks of owning the Fund are set forth below. You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. The Fund’s share price and total return will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for one, five and ten year periods compare to a broad market index as well as a more narrowly tailored index. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2020	13.16%
Worst Calendar Quarter:	2Q 2022	-10.48%

Average Annual Total Returns For Periods Ended December 31, 2024
Average Annual Total Returns - Madison Target Retirement 2050 Fund	1 Year	5 Years	10 Years
Madison Target Retirement 2050 Fund - Class I	9.04%	5.35%	6.41%
Russell 3000 Index Six (reflects no deductions for sales charges, account fees, expenses or taxes)	23.81%	13.86%	12.55%
S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	13.59%	8.85%	8.49%

Madison Target Retirement 2050 Fund | Risk Lose Money [Member]
You could lose money as a result of investing in the Fund.
Madison Target Retirement 2050 Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Madison Target Retirement 2050 Fund | Underlying Funds Risk [Member]

Underlying Funds Risk. The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Madison Target Retirement 2050 Fund | Asset Allocation Risk [Member]

Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform compared to other funds with a similar investment objective.

Madison Target Retirement 2050 Fund | Interest Rate Risk [Member]

Interest Rate Risk. The Fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Madison Target Retirement 2050 Fund | Credit and Prepayment/Extension Risk [Member]

Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Madison Target Retirement 2050 Fund | Non-Investment Grade Security Risk [Member]

Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Madison Target Retirement 2050 Fund | Equity Risk [Member]

Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Madison Target Retirement 2050 Fund | ETF Risks [Member]

ETF Risks. The main risks of investing in ETFs are the same as the risk of investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Madison Target Retirement 2050 Fund | Market Risk [Member]

Market Risk. While the majority of the Fund’s assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the Fund invests in underlying funds that invest in equities, the Fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Madison Target Retirement 2050 Fund | Foreign Security And Emerging Market Risk [Member]

Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities, including American Depositary Receipts ("ADRs") and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Madison Target Retirement 2050 Fund | Alternative Strategies Risk [Member]

Alternative Strategies Risk. The Fund, through the underlying funds, invests in equity and debt securities, along with derivatives, such as forwards, futures, options, or swaps. The underlying funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. These additional risks could cause an underlying fund, and thus the Fund, to experience losses to which it would otherwise not be subject. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.